UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04358

T. Rowe Price New America Growth Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

New America Growth Fund	September 30, 2015

T. Rowe Price New America Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.6%		
CONSUMER DISCRETIONARY 20.9%		
Automobiles 0.7%		
Tesla Motors (1)	117,360	29,152
		29,152
Hotels, Restaurants & Leisure 2.6%		
Chipotle Mexican Grill (1)	34,100	24,561
Hilton Worldwide Holdings	1,150,500	26,392
Starbucks	936,146	53,211
		104,164
Household Durables 0.7%		
Harman International	127,424	12,232
Lennar, Class A	325,585	15,670
		27,902
Internet & Catalog Retail 11.8%		
Amazon.com (1)	492,500	252,106
JD.com, ADR (1)	923,100	24,056
Netflix (1)	1,051,500	108,578
Priceline (1)	31,100	38,466
Qunar Cayman Islands, ADR (1)	544,404	16,370
TripAdvisor (1)	472,500	29,777
		469,353
Media 1.8%		
Liberty Global, Class A (1)	226,500	9,726
Liberty Global, Series C (1)	242,000	9,927
Walt Disney	514,170	52,548
		72,201
Specialty Retail 2.1%		
CarMax (1)	638,633	37,884
Lowe's	555,100	38,258

Tiffany	77,900	6,015
		82,157
Textiles, Apparel & Luxury Goods 1.2%		
Kate Spade (1)	711,469	13,596
Nike, Class B	294,000	36,153
		49,749
Total Consumer Discretionary		834,678
CONSUMER STAPLES 2.9%		
Beverages 0.2%		
Boston Beer, Class A (1)	25,645	5,401
		5,401
Food & Staples Retailing 2.7%		
CVS Health	1,122,400	108,289
		108,289
Total Consumer Staples		113,690
ENERGY 1.4%		
Oil, Gas & Consumable Fuels 1.4%		
Cimarex Energy	246,801	25,292
Concho Resources (1)	204,277	20,080
Pioneer Natural Resources	99,900	12,152
Total Energy		57,524
FINANCIALS 6.6%		
Banks 0.4%		
Citigroup	327,100	16,227
		16,227
Capital Markets 4.4%		
Ameriprise Financial	282,000	30,775

BlackRock	151,300	45,007
E*TRADE Financial (1)	1,185,707	31,220
Morgan Stanley	579,400	18,251
TD Ameritrade Holding	1,416,078	45,088
WisdomTree Investments	374,700	6,044
		176,385
Diversified Financial Services 0.4%		
Intercontinental Exchange	68,800	16,167
		16,167
Insurance 1.1%		
FNF	648,700	23,010
Marsh & McLennan	398,700	20,820
		43,830
Real Estate Investment Trusts 0.3%		
American Tower, REIT	117,100	10,302
		10,302
Total Financials		262,911
HEALTH CARE 24.5%		
Biotechnology 12.1%		
ACADIA Pharmaceuticals (1)	333,874	11,041
Acceleron Pharma (1)	154,876	3,856
Agios Pharmaceuticals (1)	44,800	3,162
Alexion Pharmaceuticals (1)	336,137	52,569
Alkermes (1)	144,400	8,472
Alnylam Pharmaceuticals (1)	197,695	15,887
Biogen (1)	28,100	8,200
BioMarin Pharmaceutical (1)	78,700	8,289
Celgene (1)	467,500	50,570
Gilead Sciences	451,969	44,379
Incyte (1)	543,600	59,975
Insmed (1)	319,300	5,929

Intercept Pharmaceuticals (1)	51,200	8,492
Isis Pharmaceuticals (1)	371,800	15,028
Ophthotech (1)	191,200	7,747
Regeneron Pharmaceuticals (1)	223,400	103,912
T2 Biosystems (1)	318,800	2,793
TESARO (1)	138,300	5,546
Ultragenyx Pharmaceutical (1)	18,500	1,782
United Therapeutics (1)	14,700	1,929
Vertex Pharmaceuticals (1)	605,700	63,078
		482,636
Health Care Equipment & Supplies 1.3%		
IDEXX Laboratories (1)	53,656	3,984
Intuitive Surgical (1)	100,000	45,958
		49,942
Health Care Providers & Services 6.6%		
Aetna	319,200	34,924
Anthem	210,300	29,442
Fresenius Medical Care (EUR)	234,121	18,256
HCA Holdings (1)	747,800	57,850
Henry Schein (1)	29,100	3,862
McKesson	262,112	48,498
UnitedHealth Group	404,400	46,914
WellCare Health Plans (1)	276,500	23,829
		263,575
Life Sciences Tools & Services 0.4%		
Illumina (1)	90,949	15,991
		15,991
Pharmaceuticals 4.1%		
Allergan (1)	354,859	96,454
Pacira Pharmaceuticals (1)	203,300	8,356
Perrigo	379,400	59,668

Therapeutics MD (1)	171,500	1,005
		165,483
Total Health Care		977,627
INDUSTRIALS & BUSINESS SERVICES 11.3%		
Aerospace & Defense 2.0%		
Boeing	515,900	67,557
TASER International (1)	578,800	12,748
		80,305
Air Freight & Logistics 1.3%		
FedEx	342,600	49,328
		49,328
Airlines 2.8%		
American Airlines	660,900	25,663
Delta Air Lines	1,912,200	85,800
		111,463
Building Products 0.4%		
Masco	638,700	16,083
		16,083
Commercial Services & Supplies 0.1%		
Ritchie Bros. Auctioneers	206,200	5,336
		5,336
Industrial Conglomerates 2.6%		
Danaher	638,700	54,423
Roper Technologies	312,500	48,969
		103,392
Machinery 0.3%		
Snap-On	82,400	12,438
		12,438

Professional Services 0.5%		
Equifax	213,783	20,775
		20,775
Road & Rail 1.3%		
Canadian Pacific Railway	210,400	30,207
Kansas City Southern	229,848	20,889
		51,096
Total Industrials & Business Services		450,216
INFORMATION TECHNOLOGY 29.7%		
Communications Equipment 0.2%		
Palo Alto Networks (1)	53,350	9,176
		9,176
Internet Software & Services 15.1%		
Akamai Technologies (1)	239,711	16,555
Alibaba Group Holding, ADR (1)	563,099	33,206
Baidu, ADR (1)	314,001	43,147
Facebook (1)	1,300,900	116,951
Google, Class C	267,166	162,549
IAC/InterActiveCorp	117,400	7,663
LinkedIn (1)	83,650	15,904
Pandora Media (1)	682,600	14,567
Tencent Holdings (HKD)	4,598,700	77,463
Twitter (1)	1,470,500	39,615
VeriSign (1)	499,239	35,226
Yahoo! (1)	1,167,600	33,755
Zillow, Class C (1)	151,500	4,091
		600,692
IT Services 6.0%		
Black Knight Financial Services, Class A (1)	234,000	7,617
Fiserv (1)	491,074	42,532

MasterCard, Class A	626,200	56,433
Visa, Class A	1,888,703	131,567
		238,149
Software 5.9%		
Autodesk (1)	439,700	19,408
Microsoft	2,362,900	104,582
Mobileye (1)	249,900	11,366
salesforce.com (1)	481,168	33,408
ServiceNow (1)	356,490	24,758
Splunk (1)	327,000	18,099
Workday (1)	351,143	24,180
		235,801
Technology Hardware, Storage & Peripherals 2.5%		
Apple	914,800	100,902
		100,902
Total Information Technology		1,184,720
MATERIALS 2.3%		
Chemicals 1.3%		
Ashland	120,200	12,094
Monsanto	147,900	12,622
Sherwin-Williams	119,800	26,689
		51,405
Construction Materials 1.0%		
Martin Marietta Materials	261,024	39,663
		39,663
Total Materials		91,068
Total Common Stocks (Cost $3,309,952)		3,972,434

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price New America Growth Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on September 30, 1985. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2015:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2015, totaled $887,000 for the period ended September 30, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for federal income tax purposes was $3,358,569,000. Net unrealized gain aggregated $659,383,000 at period-end, of which $828,757,000 related to appreciated investments and $169,374,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 24, 2015